PREPAID EXPENSES	9 Months Ended
Sep. 30, 2022
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 8 – PREPAID EXPENSES

Prepaid expenses are as follows:

	September 30,	December 31,
	2022	2021
Prepaid R&D costs	$414,061	$329,033
Prepaid insurance	74,017	684,191
Prepaid expense	8,608	2,250
Total	$496,686	$1,015,474